Offerings - Offering: 1	May 07, 2025 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	1,095,347
Proposed Maximum Offering Price per Unit	38.68
Maximum Aggregate Offering Price	$ 127,858,326
Carry Forward Form Type	S-3
Carry Forward File Number	333-264790
Carry Forward Initial Effective Date	May 09, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 4,668.96
Offering Note
(1)
The 1,095,347 shares of Common Stock offered by this prospectus supplement and the accompanying prospectus were included in the 4,000,000 shares offered by the Registrant’s prospectus supplement, dated and filed under Rule 424(b)(5) on August 2, 2023 under Registration Statement,
No. 333-264790,
and the accompanying prospectus, but remain unsold. A filing fee of $17,050.14 was paid contemporaneously with the filing of such prospectus supplement, and the portion of such filing fee allocable to the aforesaid 1,095,347 shares (calculated by multiplying such number of shares by the then applicable market price per share of $38.68 and multiplying that product by the then applicable fee rate of 0.0001102) is $4,668.96.

(2)	Accordingly, the registration fee paid contemporaneously with the filing of this prospectus supplement under Rule 424(b)(5) is $0.00.